Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax expense/(benefit):
US-Federal
US-State	6
Foreign	938	877	(1,968)
Total current income tax expense/(benefit)	944	877	(1,968)
Deferred tax expense/(benefit):
US-Federal	(7,481)	(2,370)	(991)
US-State	(1,781)	(564)	(236)
Foreign	933	9,725	5,378
Total deferred tax expense/(benefit)	(8,329)	6,791	4,151
Change in valuation allowance	9,263
Net deferred tax expense after valuation allowance	934	6,791	4,151
Total income tax expense	$ 1,878	$ 7,668	$ 2,183
Effective tax rate	(6.40%)	12.40%	17.20%